ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Accounts receivable, net	$ 8,108,271	$ 4,602,466	$ 6,784,307
Account receivable, percentage	95.10%	75.80%
Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable, net	$ 7,700,000	$ 3,500,000
Account receivable, percentage	95.10%	75.80%